SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Accounts receivable	$ 13,624,294	$ 11,659,122
Less: allowance for credit loss	(386,717)	(197,928)	$ (369,018)
Accounts receivable, net	$ 13,237,577	$ 11,461,194